Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	350,000,000	350,000,000
Common stock, shares issued	10,155,434	9,200,405	8,937,905
Common stock, share outstanding	10,155,434	9,200,405	8,937,905
Previously Reported [Member]
Common stock, share authorized		300,000,000	300,000,000